General and Administrative Expense (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of general and administrative expense [Abstract]
Schedule of general and administrative expense
	December 31,	December 31,	December 31,
	2022	2021	2020
Employee benefits and expenses	735,139	1,554,778	811,373
Business development	15,727	967,046	95,663
Travel expenses	95,503	75,829	28,898
Administration expenses	2,669,460	2,245,862	1,645,530
Lease expenses from short-term lease	6,001	52,280	13,871
Depreciation of Right-of-use assets	118,887	29,722	—
Depreciation of tangible assets	—	—	3,555
Capital tax expenses	3,832	21,059	(4,228)
Total general and administrative expenses	3,644,549	4,946,576	2,594,662